Biological Assets and Inventory - Schedule of Biological Inventory (Parenthetical) (Detail) - kg	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Detailed Information About Inventories [Abstract]
Cannabis seeds | kg	0.267	0.288